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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08367

Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 5 of its series, Evergreen California Municipal Bond Fund, Connecticut Municipal Bond Fund, New Jersey Municipal Bond Fund. New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund, for the year ended 09/30/04. These 5 series have a 03/31 fiscal year end.

Date of reporting period: 09/30/04

Item 1 - Reports to Stockholders.

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Bond Fund, which covers the six-month period ended September 30, 2004.

Our municipal bond portfolio management teams considered a variety of scenarios when entering the investment period last spring. Economic growth was solid, yet payroll growth remained below expectations. While consumer prices were low, commodity prices were rising. In addition, the dollar was weak, the federal budget deficit was growing, and interest rates were at four-decade lows, all providing the impetus for potential future inflationary pressures. As a result, the Federal Reserve was making clear its intentions to gradually raise interest rates at some point in the near future. Therefore, our municipal portfolio teams endeavored to navigate the uncertain geopolitical and market environments, using diversified strategies to balance appropriate levels of risk and reward within our fixed income portfolios.

The period began with positive momentum on the economy, with first quarter Gross Domestic Product (GDP) growing in excess of 4%. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing our projections for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP

1

LETTER TO SHAREHOLDERS continued

growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on the renewed strength in payrolls. These interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening throughout the summer months.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Michael Pietronico

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	-3.52%	-4.02%	-0.02%	N/A

6-month return w/o sales charge	1.33%	0.98%	0.98%	1.49%

Average annual return*

1-year with sales charge	-1.10%	-1.89%	2.11%	N/A

1-year w/o sales charge	3.83%	3.11%	3.11%	4.15%

5-year	5.30%	5.73%	6.05%	6.45%

Since portfolio inception	5.28%	5.77%	5.77%	6.05%

* Adjusted for maximum applicable salescharge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,013.35	$5.00
Class B	$1,000.00	$1,009.80	$8.51
Class C	$1,000.00	$1,009.80	$8.51
Class I	$1,000.00	$1,014.87	$3.49
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.10	$5.01
Class B	$1,000.00	$1,016.60	$8.54
Class C	$1,000.00	$1,016.60	$8.54
Class I	$1,000.00	$1,021.61	$3.50

* For each class of theFund, expenses areequal to the annualizedexpense ratio of each class
(0.99% for Class A, 1.69%for Class B, 1.69%for Class C and 0.69%for Class I), multiplied by the average accountvalue over the period,multiplied by 183/ 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,		Year Ended
	September 30, 2004			December 31,
CLASS A	(unaudited)	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.16	0.28	0.07	0.05
Net realized and unrealized gains or losses on securities	(0.01)	0.29	(0.03)	0.13

Total from investment operations	0.15	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.16)	(0.28)	(0.07)	(0.05)
Net realized gains	0	(0.10)	0	0

Total distributions to shareholders	(0.16)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$11.32	$11.33	$11.14	$11.17

Total return [3]	1.33%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,563	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses [4]	0.99% [5]	1.03%	0.93% [5]	0.68% [5]
Net investment income	2.79% [5]	2.53%	2.33% [5]	1.95% [5]
Portfolio turnover rate	56%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,		Year Ended
	September 30, 2004			December 31,
CLASS B	(unaudited)	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.12	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	(0.01)	0.28	(0.03)	0.13

Total from investment operations	0.11	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.10)	0	0

Total distributions to shareholders	(0.12)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.32	$11.33	$11.14	$11.17

Total return [3]	0.98%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,005	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses [4]	1.69% [5]	1.74%	1.68% [5]	1.55% [5]
Net investment income	2.09% [5]	1.91%	1.68% [5]	2.20% [5]
Portfolio turnover rate	56%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,		Year Ended
	September 30, 2004			December 31,
CLASS C	(unaudited)	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.12	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	(0.01)	0.28	(0.03)	0.13

Total from investment operations	0.11	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.10)	0	0

Total distributions to shareholders	(0.12)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.32	$11.33	$11.14	$11.17

Total return [3]	0.98%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,411	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses [4]	1.69% [5]	1.74%	1.69% [5]	1.54% [5]
Net investment income	2.09% [5]	1.86%	1.66% [5]	2.16% [5]
Portfolio turnover rate	56%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2004 (unaudited)
		Year Ended March 31,		Year Ended December 31,

CLASS I		2004	2003 [1]	2002 [2]	2001 [2]	2000 [2]	1999 [2]

Net asset value, beginning of period	$ 11.33	$ 11.14	$ 11.17	$ 10.60	$ 10.61	$ 10.06	$ 10.54

Income from investment operations
Net investment income	0.17	0.32	0.07	0.37	0.37	0.44	0.40
Net realized and unrealized gains
or losses on securities	(0.01)	0.29	(0.03)	0.64	0.24	0.56	(0.48)

Total from investment operations	0.16	0.61	0.04	1.01	0.61	1.00	(0.08)

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.07)	(0.37)	(0.37)	(0.45)	(0.40)
Net realized gains	0	(0.10)	0	(0.07)	(0.25)	0	0

Total distributions to shareholders	(0.17)	(0.42)	(0.07)	(0.44)	(0.62)	(0.45)	(0.40)

Net asset value, end of period	$ 11.32	$ 11.33	$ 11.14	$ 11.17	$ 10.60	$ 10.61	$ 10.06

Total return	1.49%	5.57%	0.40%	9.70%	5.87%	10.14%	(0.77%)

Ratios and supplemental data
Net assets, end of period (thousands)	$41,480	$42,162	$38,627	$35,755	$19,785	$15,862	$13,645
Ratios to average net assets
Expenses [3]	0.69% [4]	0.74%	0.70% [4]	0.51%	0.50%	0.50%	0.50%
Net investment income	3.09% [4]	2.84%	2.69% [4]	3.39%	3.40%	4.31%	3.91%
Portfolio turnover rate	56%	134%	31%	126%	203%	183%	20%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, Evergreen California Municipa l Bond Fund acquired the net assets of OFFIT California Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of Select shares of OFFIT Fund.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.8%
AIRPORT 0.4%
San Francisco, CA Intl. Arpt. RB, 5.50%, 05/01/2008, (Insd. by FSA)	$ 200,000	$218,062

COMMUNITY DEVELOPMENT DISTRICT 3.0%
California Infrastructure & Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%,
07/01/2018, (Insd. by FSA)	1,435,000	1,584,125

EDUCATION 6.0%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016,
(Insd. by AMBAC)	1,000,000	1,141,010
Cotati-Rohnert Park, CA Unified School Dist. RRB, 3.75%, 08/01/2005	100,000	101,766
Grossmont, CA Unified School Dist. RRB, Election of 2004:
5.00%, 08/01/2013	100,000	111,690
5.00%, 08/01/2015	250,000	274,490
Santa Rosa, CA Hlth. & Higher Edl. Facs. Auth. RB, Election of 2002, 5.00%,
08/01/2019	730,000	783,290
University of California RB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	781,109

		3,193,355

GENERAL OBLIGATION - LOCAL 43.1%
Chaffey Cmnty. College Dist., CA GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	835,000	937,196
East Bay, CA Muni. Util. Dist. GO, Wastewater Sys., 5.00%, 04/01/2017,
(Insd. by AMBAC)	1,000,000	1,076,710
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	2,500,000	2,662,575
Los Angeles, CA Cmnty. College Dist. GO:
5.00%, 08/01/2012, (Insd. by FSA)	350,000	390,442
Ser. B, 5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,091,660
Ser. B, 5.00%, 08/01/2018, (Insd. by FSA)	800,000	863,336
Pwr. Sys., 5.00%, 07/01/2016	700,000	763,644
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2014, (Insd. by MBIA)	2,000,000	2,215,640
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,615,910
Electric of 1997, Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,181,840
Port Oakland, CA GO, 5.00%, 11/01/2011	50,000	55,564
Saddleback Valley Unified Sch. Dist., CA GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,093,370
San Diego, CA Unified Sch. Dist. GO:
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,120,730
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,698,930
San Jose-Evergreen, CA Cmnty. College Dist. GO:
5.00%, 09/01/2014	685,000	765,775
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,620,510
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	563,400
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%,
09/01/2017, (Insd. by FGIC)	500,000	571,575
San Rafael, CA City High Sch. GO, Election of 2002, Ser. B, 5.00%, 08/01/2016,
(Insd. by FGIC)	910,000	993,411
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018,
(Insd. by MBIA)	700,000	755,216

		23,037,434

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 2.6%
Long Beach, CA Harbor RB:
Ser. A, 5.75%, 05/15/2007, (Insd. by MBIA)	$ 100,000	$104,050
Ser. A, 5.75%, 05/15/2013	400,000	447,736
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	512,366
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	315,000	341,781

		1,405,933

SALES TAX 3.3%
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RB:
5.25%, 07/01/2006, (Insd. by FGIC)	140,000	145,307
5.25%, 07/01/2017	1,500,000	1,626,720

		1,772,027

SPECIAL TAX 9.8%
California Econ. Recovery GO:
Ser. A, 5.00%, 07/01/2016	2,400,000	2,569,968
Ser. A, 5.25%, 07/01/2014, (Insd. by FGIC)	1,000,000	1,136,840
California Econ. Recovery RB, Ser. C-1, 1.80%, 07/01/2023 VRDN	900,000	900,000
Los Angeles Cnty., CA Pub. Works Fin. Auth. RRB, Regl. Park & Open Spaces Dist.,
Ser. A, 5.00%, 10/01/2004	355,000	355,032
Los Angeles, Cnty., CA Metro. Trans. RRB, Prop A First Tier, Ser. B, 5.00%,
07/01/2019, (Insd. by MBIA)	250,000	268,103

		5,229,943

UTILITY 6.1%
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%,
10/01/2017, (Insd. by FSA)	3,000,000	3,260,400

WATER & SEWER 20.5%
California Dept. of Wtr. Resources RB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	1,700,000	1,840,794
Wtr. Sys., 5.00%, 12/01/2004	100,000	100,565
Wtr. Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,103,090
Contra Costa, CA Wtr. Dist. RRB:
Ser. F, 5.50%, 10/01/2013, (Insd. by FSA)	250,000	282,755
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,639,740
East Bay, CA Muni. Util. Wtr. Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	371,882
5.25%, 06/01/2014, (Insd. by MBIA)	700,000	779,044
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	275,655
Los Angeles, CA Dept. Wtr. & Pwr. Wtrwrks. RB, Ser. C, 5.25%, 07/01/2018,
(Insd. by MBIA)	1,000,000	1,113,740
Los Angeles, CA Wtr. & Pwr. RB, Pwr. Sys., Ser. A-1, 5.25%, 07/01/2015	700,000	773,066
Metro. Wtr. Dist. Southern CA Wtrwrks. RRB, Ser. A, 5.375%, 07/01/2013	200,000	225,240
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Obl. RB, Ser. A, 4.75%,
10/01/2011	500,000	548,885

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB:
6.00%, 12/01/2015	$ 250,000	$288,970
Ser. A, 5.25%, 12/01/2012	275,000	308,025
San Diego, CA Pub. Facs. Fin. Auth. Swr. RB, 6.00%, 05/15/2007, (Insd. by FGIC)	500,000	550,140
Santa Clara Valley, CA Wtr. Dist. COP., Ser. A, 5.00%, 02/01/2017, (Insd. by FGIC)	700,000	756,889

		10,958,480

Total Municipal Obligations (cost $48,813,651)		50,659,759

	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $2,003,955)	2,003,955	2,003,955

Total Investments (cost $50,817,606) 98.5%		52,663,714
Other Assets and Liabilities 1.5%		795,165

Net Assets 100.0%		$53,458,879

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 2004.

The following table shows the percent of total investments by geographic location as of September 30, 2004:

California	95.2%
Puerto Rico	1.0%
Non-state specific	3.8%

100.0%

The following table showsthe percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
September 30, 2004:

AAA	79.5%
AA	20.3%
NR	0.2%

100.0%

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

The following table shows the percent of total bonds by maturity as of September 30, 2004:

Less than 1 year	6.8%
1 to 3 year(s)	1.3%
3 to 5 years	0.4%
5 to 10 years	16.6%
10 to 20 years	74.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $50,817,606)	$52,663,714
Receivable for securities sold	8,620
Receivable for Fund shares sold	215,000
Interest receivable	620,885
Prepaid expenses and other assets	29,654

Total assets	53,537,873

Liabilities
Dividends payable	63,354
Advisory fee payable	514
Distribution Plan expenses payable	167
Due to other related parties	188
Accrued expenses and other liabilities	14,771

Total liabilities	78,994

Net assets	$53,458,879

Net assets represented by
Paid-in capital	$51,146,122
Overdistributed net investment income	(18,278)
Accumulated net realized gains on securities	484,927
Net unrealized gains on securities	1,846,108

Total net assets	$53,458,879

Net assets consists of
Class A	$7,563,379
Class B	1,004,544
Class C	3,411,410
Class I	41,479,546

Total net assets	$53,458,879

Shares outstanding
Class A	668,108
Class B	88,739
Class C	301,357
Class I	3,664,170

Net asset value per share
Class A	$11.32
Class A - Offering price (based on sales charge of 4.75%)	$11.88
Class B	$11.32
Class C	$11.32
Class I	$11.32

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$1,017,838

Expenses
Advisory fee	94,532
Distribution Plan expenses
Class A	11,281
Class B	4,750
Class C	18,091
Administrative services fee	26,997
Transfer agent fees	2,461
Trustees' fees and expenses	1,707
Printing and postage expenses	11,004
Custodian and accounting fees	6,953
Registration and filing fees	29,567
Professional fees	9,570
Other	2,747

Total expenses	219,660
Less: Expense reductions	(99)
Expense reimbursements	(16)

Net expenses	219,545

Net investment income	798,293

Net realized and unrealized gains or losses on securities
Net realized gains on securities	159,060
Net change in unrealized gains or losses on securities	(247,767)

Net realized and unrealized gains or losses on securities	(88,707)

Net increase in net assets resulting from operations	$709,586

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$ 798,293		$1,374,816
Net realized gains on securities		159,060		402,332
Net change in unrealized gains or losses
on securities		(247,767)		817,784

Net increase in net assets resulting
from operations		709,586		2,594,932

Distributions to shareholders from
Net investment income
Class A		(106,587)		(125,412)
Class B		(10,092)		(10,213)
Class C		(38,684)		(57,887)
Class I		(655,181)		(1,180,312)
Net realized gains
Class A		0		(19,831)
Class B		0		(1,666)
Class C		0		(15,245)
Class I		0		(354,499)

Total distributions to shareholders		(810,544)		(1,765,065)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	75,246	835,726	689,097	7,830,283
Class B	27,841	310,508	81,558	905,214
Class C	39,954	443,935	286,650	3,214,020
Class I	485,871	5,350,239	978,939	10,920,565

		6,940,408		22,870,082

Net asset value of shares issued in
reinvestment of distributions
Class A	1,952	21,616	6,848	76,550
Class B	450	4,971	620	6,957
Class C	1,393	15,430	2,706	30,311
Class I	34,019	376,752	90,712	1,013,802

		418,769		1,127,620

Payment for shares redeemed
Class A	(147,441)	(1,609,981)	(103,774)	(1,162,145)
Class B	(12,894)	(143,577)	(14,690)	(164,421)
Class C	(121,689)	(1,339,002)	(28,782)	(320,704)
Class I	(575,957)	(6,393,710)	(817,079)	(9,163,175)

		(9,486,270)		(10,810,445)

Net increase (decrease) in net assets
resulting from capital share transactions		(2,127,093)		13,187,257

Total increase (decrease) in net assets		(2,228,051)		14,017,124
Net assets
Beginning of period		55,686,930		41,669,806

End of period		$ 53,458,879		$55,686,930

Overdistributed net investment income		$ (18,278)		$(6,027)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $16. As of September 30, 2004 the Fund had $19,294 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $234 from the sale of Class A shares and $2,343 in contingent deferred sales charges from redemptions of Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $28,158,418 and $29,599,090, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $50,817,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,846,665 and $557, respectively, with a net unrealized appreciation of $1,846,108.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

568010 rv1 11/2004

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Connecticut Municipal Bond Fund, which covers the six-month period ended September 30, 2004.

Our municipal bond portfolio management teams considered a variety of scenarios when entering the investment period last spring. Economic growth was solid, yet payroll growth remained below expectations. While consumer prices were low, commodity prices were rising. In addition, the dollar was weak, the federal budget deficit was growing, and interest rates were at four-decade lows, all providing the impetus for potential future inflationary pressures. As a result, the Federal Reserve was making clear its intentions to gradually raise interest rates at some point in the near future. Therefore, our municipal portfolio teams endeavored to navigate the uncertain geopolitical and market environments, using diversified strategies to balance appropriate levels of risk and reward within our fixed income portfolios.

The period began with positive momentum on the economy, with first quarter Gross Domestic Product (GDP) growing in excess of 4%. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing our projections for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP

1

LETTER TO SHAREHOLDERS continued

growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates.

Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on the renewed strength in payrolls. These interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening throughout the summer months.

2

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

6-month return with sales charge	-4.24%	-4.71%	-0.77%	N/A

6-month return w/o sales charge	0.57%	0.22%	0.22%	0.72%

Average annual return*

1-year with sales charge	-2.17%	-2.91%	1.05%	N/A

1-year w/o sales charge	2.76%	2.04%	2.04%	3.06%

5-year	4.60%	4.51%	5.36%	5.89%

10-year	4.67%	4.65%	5.09%	5.36%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,005.72	$4.93
Class B	$1,000.00	$1,002.20	$8.43
Class C	$1,000.00	$1,002.20	$8.43
Class I	$1,000.00	$1,007.23	$3.42
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.16	$4.96
Class B	$1,000.00	$1,016.65	$8.49
Class C	$1,000.00	$1,016.65	$8.49
Class I	$1,000.00	$1,021.66	$3.45

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01	$6.38

Income from investment operations
Net investment income	0.13	0.24	0.26	0.27	0.27	0.26
Net realized and unrealized gains or losses on securities	(0.09)	0.04	0.29	(0.07)	0.30	(0.35)

Total from investment operations	0.04	0.28	0.55	0.20	0.57	(0.09)

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.26)	(0.27)	(0.27)	(0.26)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.13)	(0.24)	(0.26)	(0.27)	(0.27)	(0.28)

Net asset value, end of period	$ 6.48	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$6.01

Total return [1]	0.57%	4.39%	8.98%	3.21%	9.71%	(1.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,266	$6,327	$4,342	$2,907	$3,148	$ 744
Ratios to average net assets
Expenses [2]	0.98% [3]	1.10%	0.96%	0.87%	0.87%	0.86%
Net investment income	3.88% [3]	3.67%	4.03%	4.31%	4.40%	4.25%
Portfolio turnover rate	7%	10%	9%	18%	33%	86%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01	$ 6.38

Income from investment operations
Net investment income	0.10	0.19	0.21	0.22	0.22	0.22
Net realized and unrealized gains or losses on securities	(0.09)	0.04	0.29	(0.07)	0.30	(0.35)

Total from investment operations	0.01	0.23	0.50	0.15	0.52	(0.13)

Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.22)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.24)

Net asset value, end of period	$ 6.48	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Total return [1]	0.22%	3.66%	8.17%	2.44%	8.90%	(2.21%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,753	$5,148	$4,480	$2,955	$1,788	$1,375
Ratios to average net assets
Expenses [2]	1.68% [3]	1.80%	1.71%	1.61%	1.62%	1.61%
Net investment income	3.17% [3]	2.96%	3.26%	3.52%	3.63%	3.45%
Portfolio turnover rate	7%	10%	9%	18%	33%	86%

Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS C	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$6.24

Income from investment operations
Net investment income	0.10	0.19	0.21	0
Net realized and unrealized gains or losses on securities	(0.09)	0.04	0.29	0

Total from investment operations	0.01	0.23	0.50	0

Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.21)	0 [2]

Net asset value, end of period	$ 6.48	$ 6.57	$ 6.53	$6.24

Total return [3]	0.22%	3.66%	8.17%	0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,692	$1,966	$2,345	$ 1
Ratios to average net assets
Expenses [4]	1.68% [5]	1.80%	1.76%	1.61% [5]
Net investment income	3.18% [5]	2.97%	3.13%	3.52% [5]
Portfolio turnover rate	7%	10%	9%	18%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01	$ 6.38

Income from investment operations
Net investment income	0.13	0.26	0.28	0.29	0.28	0.27
Net realized and unrealized gains or losses on securities	(0.09)	0.04	0.29	(0.07)	0.30	(0.35)

Total from investment operations	0.04	0.30	0.57	0.22	0.58	(0.08)

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.28)	(0.29)	(0.28)	(0.27)
Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.13)	(0.26)	(0.28)	(0.29)	(0.28)	(0.29)

Net asset value, end of period	$ 6.48	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Total return	0.72%	4.70%	9.25%	3.47%	9.98%	(1.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$65,079	$68,275	$63,580	$57,954	$58,938	$70,390
Ratios to average net assets
Expenses [2]	0.68% [3]	0.80%	0.71%	0.61%	0.62%	0.61%
Net investment income	4.17% [3]	3.97%	4.28%	4.54%	4.64%	4.47%
Portfolio turnover rate	7%	10%	9%	18%	33%	86%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 2.0%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	$1,555,000	$1,555,264

COMMUNITY DEVELOPMENT DISTRICT 3.3%
Connecticut Dev. Auth. RB, Mary Wade Home:
Ser. A, 5.60%, 12/01/2007	200,000	215,194
Ser. A, 5.70%, 12/01/2008	100,000	108,772
Ser. A, 6.375%, 12/01/2018	1,000,000	1,089,800
Connecticut Dev. Auth. RRB:
Ser. A, 5.00%, 10/15/2021, (Insd. by AMBAC) #	530,000	563,544
Ser. A, 5.00%, 10/15/2023, (Insd. by AMBAC) #	570,000	597,981

		2,575,291

EDUCATION 7.0%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	1,000,000	1,036,180
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,087,340
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,598,370
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,715,128

		5,437,018

ELECTRIC REVENUE 3.5%
Connecticut Dev. Auth. PCRB, Light & Pwr. Facs., 5.85%, 09/01/2028	1,000,000	1,045,790
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,500,000	1,664,685

		2,710,475

GENERAL OBLIGATION - LOCAL 11.6%
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,073,840
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	747,186
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,369,835
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,098,690
Milford, CT GO, 5.20%, 01/15/2013	500,000	561,725
Montville, CT GO, 5.25%, 12/01/2008	300,000	332,751
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,073,160
Plainville, CT GO, 5.00%, 12/01/2017	500,000	545,945
Sherman, CT GO, 5.00%, 08/15/2016	395,000	443,968
Stamford, CT GO, 5.00%, 07/15/2017	200,000	219,128
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	739,428
6.00%, 02/01/2013	680,000	779,552

		8,985,208

GENERAL OBLIGATION - STATE 19.1%
Cmnwlth. of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	228,292
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,496,700

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Connecticut GO:
5.125%, 11/15/2017	$2,000,000	$2,223,960
6.00%, 03/01/2006	1,000,000	1,058,630
Ser. A, 6.00%, 04/15/2013	3,000,000	3,497,460
Ser. A, 6.25%, 05/15/2006	2,980,000	3,189,673
Ser. E, 5.125%, 11/15/2015	1,000,000	1,092,420
Ser. F, 5.25%, 10/15/2021	1,000,000	1,090,870

		14,878,005

HOSPITAL 13.3%
Connecticut Dev. Auth. RB, Elm Park Baptist, Inc. Proj., 5.75%, 12/01/2023	750,000	773,707
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children's Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,056,040
Eastern CT Hlth. Network, Ser. A, 6.375%, 07/01/2016	2,000,000	2,281,520
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	536,425
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	255,805
St. Francis Hosp. & Med. Ctr., 5.375%, 07/01/2013	1,000,000	1,112,310
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,070,290
Veteran's Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,072,430
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,077,330
Medical Univ. of SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	1,000,000	1,107,490

		10,343,347

HOUSING 9.1%
Connecticut HFA RB:
Group Home Mtge., 5.70%, 06/15/2020	315,000	341,564
Mtge. Fin. Program:
4.55%, 11/15/2018	500,000	508,475
4.75%, 11/15/2018	2,000,000	2,059,200
Ser. D-1, 5.75%, 11/15/2017	550,000	592,262
Ser. G, 6.00%, 11/15/2027	425,000	439,998
Sub. Ser. F-3, 5.05%, 11/15/2021	1,000,000	1,032,080
Spl. Needs Mtge., 5.25%, 06/15/2022	2,000,000	2,109,900

		7,083,479

INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	1,000,000	1,025,640

PRE-REFUNDED 1.2%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	695,000	695,118
Connecticut GO, Ser. A, 6.25%, 05/15/2006	20,000	21,416
Guam Pwr. Auth. RB, Ser. A, 5.90%, 10/01/2008, (Insd. by AMBAC)	250,000	255,030

		971,564

RESOURCE RECOVERY 2.6%
Connecticut Resource Recovery Auth. RB, American Fuel Co., Ser. A-1, 5.50%,
11/15/2015	1,000,000	1,037,460

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Eastern CT Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj.,
Ser. A, 5.50%, 01/01/2014	$1,000,000	$1,001,710

		2,039,170

SPECIAL TAX 14.3%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,067,810
Ser. B, 6.50%, 10/01/2010 ##	3,905,000	4,637,734
Ser. C, 6.00%, 10/01/2008	3,800,000	4,306,692
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,119,620

		11,131,856

STUDENT LOAN 1.0%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A,
5.375%, 11/15/2008	720,000	743,371

TOBACCO REVENUE 0.6%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.375%, 05/15/2033	470,000	430,619

TRANSPORTATION 5.5%
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,176,940
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,085,420

		4,262,360

WATER & SEWER 3.7%
Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008,
(Insd. by MBIA)	1,000,000	1,102,900
South Central, CT Regl. Wtr. Auth. RB, 5.25%, 08/01/2014	1,000,000	1,126,790
Stamford, CT Wtr. Pollution Ctl. Sys. & Facs. RB:
Ser. A, 5.00%, 11/15/2018	185,000	199,754
Ser. A, 5.00%, 11/15/2019	405,000	434,727

		2,864,171

Total Municipal Obligations (cost $72,113,332)		77,036,838

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $798,462)	798,462	798,462

Total Investments (cost $72,911,794) 100.1%		77,835,300
Other Assets and Liabilities (0.1%)		(45,300)

Net Assets 100.0%		$77,790,000

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2004:

Connecticut	84.1%
Puerto Rico	10.4%
South Carolina	2.9%
New Mexico	1.3%
Guam	0.3%
Non-state specific	1.0%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard and Poor's ratings as of September 30, 2004:

AAA	47.8%
AA	35.8%
A	3.7%
BBB	10.9%
NR	1.8%

100.0%

The following table shows the percent of total investments by maturity as of September 30, 2004:

Less than 1 year	4.7%
1 to 3 year(s)	10.1%
3 to 5 years	10.5%
5 to 10 years	31.7%
10 to 20 years	40.5%
20 to 30 years	2.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $72,911,794)	$77,835,300
Receivable for Fund shares sold	23,860
Interest receivable	1,324,902
Prepaid expenses and other assets	26,399

Total assets	79,210,461

Liabilities
Dividends payable	231,951
Payable for securities purchased	1,167,430
Advisory fee payable	896
Distribution Plan expenses payable	214
Due to other related parties	978
Accrued expenses and other liabilities	18,992

Total liabilities	1,420,461

Net assets	$77,790,000

Net assets represented by
Paid-in capital	$75,176,526
Overdistributed net investment income	(36,439)
Accumulated net realized losses on securities	(2,273,593)
Net unrealized gains on securities	4,923,506

Total net assets	$77,790,000

Net assets consists of
Class A	$6,266,200
Class B	4,753,016
Class C	1,692,211
Class I	65,078,573

Total net assets	$77,790,000

Shares outstanding
Class A	967,268
Class B	733,678
Class C	261,203
Class I	10,045,541

Net asset value per share
Class A	$6.48
Class A - Offering price (based on sales charge of 4.75%)	$6.80
Class B	$6.48
Class C	$6.48
Class I	$6.48

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$1,903,658

Expenses
Advisory fee	164,802
Distribution Plan expenses
Class A	9,150
Class B	23,926
Class C	9,264
Administrative services fee	39,221
Transfer agent fees	5,317
Trustees' fees and expenses	1,197
Printing and postage expenses	13,149
Custodian and accounting fees	13,772
Registration and filing fees	17,332
Professional fees	10,412
Other	1,406

Total expenses	308,948
Less: Expense reductions	(144)
Expense reimbursements	(14)

Net expenses	308,790

Net investment income	1,594,868

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(95,689)
Net change in unrealized gains or losses on securities	(1,041,890)

Net realized and unrealized gains or losses on securities	(1,137,579)

Net increase in net assets resulting from operations	$457,289

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$ 1,594,868		$3,021,859
Net realized losses on securities		(95,689)		(3,974)
Net change in unrealized gains or losses
on securities		(1,041,890)		434,856

Net increase in net assets resulting
from operations		457,289		3,452,741

Distributions to shareholders from
Net investment income
Class A		(118,843)		(213,586)
Class B		(76,376)		(149,421)
Class C		(29,591)		(74,830)
Class I		(1,377,953)		(2,594,344)

Total distributions to shareholders		(1,602,763)		(3,032,181)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	82,416	528,781	581,287	3,809,398
Class B	20,882	132,843	147,355	970,877
Class C	38,899	251,803	170,443	1,119,433
Class I	884,626	5,675,334	1,691,902	11,084,623

		6,588,761		16,984,331

Net asset value of shares issued in
reinvestment of distributions
Class A	12,859	82,508	21,482	140,281
Class B	7,777	49,899	14,483	94,615
Class C	3,336	21,396	7,348	47,991
Class I	833	5,344	1,713	11,184

		159,147		294,071

Payment for shares redeemed
Class A	(91,565)	(582,626)	(304,380)	(1,978,451)
Class B	(78,980)	(502,642)	(64,262)	(420,629)
Class C	(80,481)	(517,169)	(237,577)	(1,547,155)
Class I	(1,237,507)	(7,926,186)	(1,036,653)	(6,782,977)

		(9,528,623)		(10,729,212)

Net increase (decrease) in net assets
resulting from capital share transactions		(2,780,715)		6,549,190

Total increase (decrease) in net assets		(3,926,189)		6,969,750
Net assets
Beginning of period		81,716,189		74,746,439

End of period		$ 77,790,000		$81,716,189

Overdistributed net investment income		$ (36,439)		$(28,544)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $14. As of September 30, 2004 the Fund had $12,795 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $881 from the sale of Class A shares and $7,224 and $1,503 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $5,316,880 and $8,652,430, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $72,911,794. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,956,779 and $33,273, respectively, with a net unrealized appreciation of $4,923,506.

As of March 31, 2004, the Fund had $2,177,904 in capital loss carryovers for federal income tax purposes with $310,076 expiring in 2008, $1,831,312 expiring in 2009 and $36,516 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discus sions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemp tions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568011 rv1 11/2004

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ' S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
11	S C H E D U L E O F I N V E S T M E N T S
18	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
19	S TAT E M E N T O F O P E R AT I O N S
20	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
21	N O T E S T O F I N A N C I A L S TAT E M E N T S
28	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Bond Fund, which covers the six-month period ended September 30, 2004.

Our municipal bond portfolio management teams considered a variety of scenarios when entering the investment period last spring. Economic growth was solid, yet payroll growth remained below expectations. While consumer prices were low, commodity prices were rising. In addition, the dollar was weak, the federal budget deficit was growing, and interest rates were at four-decade lows, all providing the impetus for potential future inflationary pressures. As a result, the Federal Reserve was making clear its intentions to gradually raise interest rates at some point in the near future. Therefore, our municipal portfolio teams endeavored to navigate the uncertain geopolitical and market environments, using diversified strategies to balance appropriate levels of risk and reward within our fixed income portfolios.

The period began with positive momentum on the economy, with first quarter Gross Domestic Product (GDP) growing in excess of 4%. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing our projections for sustainable

1

LETTER TO SHAREHOLDERS continued

economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on the renewed strength in payrolls. These interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening throughout the summer months.

2

LETTER TO SHAREHOLDERS continued

We look for diversified portfolios to benefit from exposure to the tax-exempt market. As a result, we encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

M A N A G E M E N T   T E A M

Keith D. Lowe, CFA

Tax Exempt Fixed Income Team Lead Manager

C U R R E N T   I N V E S T M E N T   S T Y L E

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

6-month return with sales charge	-3.92%	-4.44%	-0.49%	N/A

6-month return w/o sales charge	0.86%	0.50%	0.50%	1.01%

Average annual return*

1-year with sales charge	-1.54%	-2.32%	1.67%	N/A

1-year w/o sales charge	3.38%	2.66%	2.66%	3.69%

5-year	4.39%	4.20%	5.01%	5.59%

10-year	5.15%	4.90%	5.47%	5.79%

* Adjusted for maximum applicable salescharge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M G R O W T H

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,008.55	$4.58
Class B	$1,000.00	$1,005.02	$8.09
Class C	$1,000.00	$1,005.02	$8.09
Class I	$1,000.00	$1,010.07	$3.07
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.51	$4.61
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,017.00	$8.14
Class I	$1,000.00	$1,022.01	$3.09

* For each class of theFund, expenses areequal to the annualizedexpense ratio of each class
(0.91% for Class A, 1.61%for Class B, 1.61%for Class C and 0.61%for Class I), multiplied by the average accountvalue over the period,multiplied by 183/ 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2004
		Year Ended March 31,

CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48	$ 11.16

Income from investment operations
Net investment income	0.21	0.43	0.47	0.49	0.50	0.51

Net realized and unrealized gains or losses on securities	(0.12)	0.08	0.39	(0.17)	0.48	(0.66)

Total from investment operations	0.09	0.51	0.86	0.32	0.98	(0.15)

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.47)	(0.49)	(0.50)	(0.51)

Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.21)	(0.43)	(0.47)	(0.49)	(0.50)	(0.53)

Net asset value, end of period	$ 11.14	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48

Total return [1]	0.86%	4.61%	8.04%	2.99%	9.64%	(1.33%)

Ratios and supplemental data
Net assets, end of period (thousands)	$53,534	$59,206	$55,422	$63,623	$29,475	$28,135
Ratios to average net assets
Expenses [2]	0.91% [3]	0.92%	0.77%	0.67%	0.69%	0.56%
Net investment income	3.84% [3]	3.79%	4.19%	4.47%	4.72%	4.72%
Portfolio turnover rate	18%	24%	30%	19%	16%	55%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2004
		Year Ended March 31,

CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48	$ 11.16

Income from investment operations
Net investment income	0.17	0.35	0.37	0.40	0.41	0.41

Net realized and unrealized gains or losses on securities	(0.12)	0.08	0.39	(0.17)	0.48	(0.66)

Total from investment operations	0.05	0.43	0.76	0.23	0.89	(0.25)

Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.37)	(0.40)	(0.41)	(0.41)

Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.17)	(0.35)	(0.37)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$ 11.14	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48

Total return [1]	0.50%	3.87%	7.13%	2.06%	8.65%	(2.21%)

Ratios and supplemental data
Net assets, end of period (thousands)	$29,504	$33,148	$35,651	$26,018	$20,152	$19,582
Ratios to average net assets
Expenses [2]	1.61% [3]	1.62%	1.60%	1.57%	1.59%	1.47%
Net investment income	3.14% [3]	3.08%	3.34%	3.60%	3.81%	3.81%
Portfolio turnover rate	18%	24%	30%	19%	16%	55%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS C	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$11.26	$ 11.18	$10.79	$10.80

Income from investment operations
Net investment income	0.17	0.35	0.37	0

Net realized and unrealized gains or losses on securities	(0.12)	0.08	0.39	(0.01)

Total from investment operations	0.05	0.43	0.76	(0.01)

Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.37)	0 [2]

Net asset value, end of period	$11.14	$ 11.26	$11.18	$10.79

Total return [3]	0.50%	3.87%	7.13%	(0.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,729	$10,126	$8,007	$ 1
Ratios to average net assets
Expenses [4]	1.61% [5]	1.62%	1.58%	1.57% [5]
Net investment income	3.14% [5]	3.08%	3.22%	3.60% [5]
Portfolio turnover rate	18%	24%	30%	19%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2004
		Year Ended March 31,

CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48	$ 11.16

Income from investment operations
Net investment income	0.23	0.46	0.48	0.51	0.51	0.52

Net realized and unrealized gains or losses on securities	(0.12)	0.08	0.39	(0.17)	0.48	(0.66)

Total from investment operations	0.11	0.54	0.87	0.34	0.99	(0.14)

Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.48)	(0.51)	(0.51)	(0.52)

Net realized gains	0	0	0	0	0	(0.02)

Total distributions to shareholders	(0.23)	(0.46)	(0.48)	(0.51)	(0.51)	(0.54)

Net asset value, end of period	$ 11.14	$ 11.26	$ 11.18	$ 10.79	$ 10.96	$ 10.48

Total return	1.01%	4.92%	8.20%	3.09%	9.74%	(1.23%)

Ratios and supplemental data
Net assets, end of period (thousands)	$179,341	$181,649	$178,219	$172,284	$177,206	$168,632
Ratios to average net assets
Expenses [2]	0.61% [3]	0.63%	0.60%	0.57%	0.60%	0.47%
Net investment income	4.13% [3]	4.08%	4.36%	4.61%	4.81%	4.83%
Portfolio turnover rate	18%	24%	30%	19%	16%	55%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 2.8%
Port Auth. NY & NJ Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$ 5,000,000	$5,356,200
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,202,080

		7,558,280

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,373,562

CONTINUING CARE RETIREMENT COMMUNITY 4.9%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted
Living, Ser. A, 6.90%, 07/01/2019	1,535,000	1,496,057
New Jersey EDA RB:
1st Mtge., Reformed Church, 5.375%, 12/01/2018	1,150,000	1,145,964
1st Mtge., The Evergreens:
6.00%, 10/01/2017	680,000	697,401
6.00%, 10/01/2022	4,140,000	4,193,406
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,001,180
Franciscan Oaks Proj.:
5.60%, 10/01/2012	1,000,000	1,000,100
5.70%, 10/01/2017	3,000,000	2,886,300

		13,420,408

EDUCATION 8.7%
Mercer Cnty., NJ Impt. Auth. RB, Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,427,646
5.25%, 01/15/2022	1,000,000	1,074,990
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	590,940
New Jersey EDA RB:
Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024, (Insd. by AMBAC)	55,000	56,294
Ser. H-4, 1.40%, 03/01/2030, (Gtd. by XLCA-ICR) VRDN	10,000,000	10,000,000
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	2,000,000	2,100,200
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,095,350
5.25%, 07/01/2020	1,000,000	1,089,940
Princeton Univ.:
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,261,286
Ser. H, 5.25%, 07/01/2017	1,865,000	2,093,500

		23,790,146

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,109,790

GENERAL OBLIGATION - LOCAL 7.6%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006,
(Insd. by MBIA)	300,000	320,505
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	1,000,000	1,055,540
Branchburg Township, NJ GO, 6.45%, 08/01/2005	160,000	165,987

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Cmnwlth. of Puerto Rico GO, 5.375%, 07/01/2021	$1,000,000	$1,104,130
Eatontown, NJ GO, 6.70%, 10/01/2004	250,000	250,035
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	551,050
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	500,000	511,240
Freehold Township, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	1,455,000	1,545,152
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,850,425
5.60%, 03/01/2013	1,065,000	1,209,020
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	546,135
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014,
(Insd. by FSA)	1,000,000	1,043,370
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	270,353
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	475,112
Lenape, NJ Regl. High Sch. GO, 5.00%, 04/01/2021	2,415,000	2,579,606
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	362,889
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,089,811
No. Brunswick Township, NJ Board of Ed. GO:
6.30%, 02/01/2012	150,000	152,361
7.15%, 12/15/2004	250,000	252,838
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	532,550
So. Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,039,590
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,180,751
Tinton Falls, NJ Schools GO, 5.85%, 10/15/2004, (Insd. by MBIA)	745,000	746,326
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019,
(Insd. by FGIC)	1,095,000	1,203,153
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	407,429
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	130,000	156,039

		20,601,397

GENERAL OBLIGATION - STATE 4.7%
Cmnwlth. of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,279,373
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	542,630
Ser. E, 6.00%, 07/15/2009	6,500,000	7,419,750
Ser. F, 5.50%, 08/01/2011	3,000,000	3,413,010

		12,654,763

HOSPITAL 12.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	524,140
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,400,000	2,424,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,563,145
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,389,970
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	4,028,528
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,052,920

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	$ 1,000,000	$1,077,850
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	2,000,000	2,041,560
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,173,900
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,189,463
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	7,017,617
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	1,000,000	1,058,140
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,900,000	3,090,443

		33,631,676

HOUSING 7.3%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,136,780
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,349,688
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,163,890
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,054,830
5.70%, 05/01/2020, (Insd. by FSA)	225,000	240,757
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	1,000,000	1,070,030
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	2,650,000	2,836,427
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,313,359
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,635,691

		19,801,452

INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,196,080
New Jersey EDA Market Transition Facility RB, Sr. Lien, Ser. A, 5.00%,
07/01/2011, (Insd. by MBIA)	1,000,000	1,109,130
New Jersey EDA RB, Ser. A, 2.85%, 06/01/2005	5,000,000	4,998,750
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%,
09/01/2020	3,000,000	3,142,710

		13,446,670

LEASE 5.3%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing
Program:
5.25%, 08/15/2020	1,000,000	1,078,080
5.25%, 08/15/2021	1,500,000	1,608,765
Burlington Cnty., NJ RB, Bridge Cnty. Gtd. Govt. Loan Program, 5.00%,
12/01/2020	905,000	968,821
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%,
10/01/2012, (Insd. by FGIC)	3,090,000	3,559,124
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	900,000	905,463

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
New Jersey EDA RB:
Dept. of Human Svcs.:
5.75%, 07/01/2013	$ 1,100,000	$1,248,335
Ser. A, 5.70%, 07/01/2012	2,430,000	2,709,571
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	536,015
New Jersey EDRB, 5.25%, 11/15/2018	1,745,000	1,912,712

		14,526,886

MISCELLANEOUS REVENUE 4.6%
Cmnwlth. of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	289,930
Garden State Preservation Trust RB, Ser. A:
5.25%, 11/01/2018	4,085,000	4,516,539
5.50%, 11/01/2015, (Insd. by FSA)	5,000,000	5,817,150
New Jersey Env. Infrastructure Trust RB, Ser. B, 5.00%, 09/01/2015	1,705,000	1,823,276

		12,446,895

PORT AUTHORITY 15.2%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,064,310
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	845,527
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,645,000
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,057,820
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,804,135
Port Auth. NY & NJ RB:
6.75%, 10/01/2011	5,000,000	5,225,400
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,554,650
Ser. 1038, 9.06%, 05/15/2010, (Insd. by FGIC)	5,000,000	6,126,200
Ser. B, 6.00%, 07/15/2008	7,275,000	7,861,947
Ser. H, 5.60%, 12/01/2009	650,000	660,673
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,268,580
So. Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,109,387
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	51,361

		41,274,990

PRE-REFUNDED 0.4%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	500,000	529,625
Essex Cnty., NJ Utils. Auth. Solid Wst. RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	268,520
5.60%, 04/01/2016, (Insd. by FSA)	250,000	268,890
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	57,239
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	58,291

		1,182,565

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	$1,445,000	$1,601,060
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,653,877
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,138,270

		7,393,207

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,175,680

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	600,000	606,942

TRANSPORTATION 9.3%
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,688,884
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,448,460
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,150,130
New Jersey Hwy. Auth. RB, 5.15%, 01/01/2007	1,000,000	1,068,790
New Jersey Tpke. Auth. RB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	3,300,000	3,703,722
New Jersey Tpke. Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	3,000,000	3,651,176
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	335,493
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011,
(Insd. by AMBAC)	1,150,000	1,303,571
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,377,684
5.625%, 06/15/2014	1,500,000	1,727,010
5.75%, 06/15/2015	1,300,000	1,512,511
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,254,550
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,180,707

		25,402,688

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,942,404

WATER & SEWER 4.3%
Bergen Cnty., NJ Util. Auth. Wtr. & PCRB, 5.625%, 12/15/2006, (Insd. by FGIC)	500,000	504,140
Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,205,600
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,118,270

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New Jersey Wstwtr. Treatment RB:
5.25%, 09/01/2012	$ 1,000,000	$1,078,270
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,097,310
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	3,000,599
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,228,040
Secaucus, NJ Muni. Utils. Auth. Swr. RB, 6.10%, 12/01/2010	500,000	513,800
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	371,380
Stony Brook Regl. Swr. Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	500,000	573,245

		11,690,654

Total Municipal Obligations (cost $250,712,049)		268,031,055

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $768,100)	768,100	768,100

Total Investments (cost $251,480,149) 98.8%		268,799,155
Other Assets and Liabilities 1.2%		3,309,177

Net Assets 100.0%		$272,108,332

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Healthcare of America, Inc.
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 2004.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2004:

New Jersey	84.2%
Pennsylvania	4.3%
Puerto Rico	3.8%
Texas	1.6%
U.S. Virgin Islands	1.2%
Ohio	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Tennessee	0.4%
Non-state specific	0.2%

100.0%

The following table showsthe percentage of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2004:

AAA	61.0%
AA	10.5%
A	11.6%
BBB	4.5%
NR	12.4%

100.0%

The following table showsthe percent of total bonds by maturity as of September 30, 2004:

Less than 1 year	2.8%
1 to 3 year(s)	5.1%
3 to 5 years	8.6%
5 to 10 years	34.5%
10 to 20 years	43.3%
20 to 30 years	5.7%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $251,480,149)	$268,799,155
Receivable for Fund shares sold	155,894
Interest receivable	3,969,809
Prepaid expenses and other assets	37,662

Total assets	272,962,520

Liabilities
Dividends payable	698,447
Payable for Fund shares redeemed	98,281
Due to custodian bank	172
Advisory fee payable	3,137
Distribution Plan expenses payable	1,397
Due to other related parties	1,115
Accrued expenses and other liabilities	51,639

Total liabilities	854,188

Net assets	$272,108,332

Net assets represented by
Paid-in capital	$263,500,887
Undistributed net investment income	6,943
Accumulated net realized losses on securities	(8,718,504)
Net unrealized gains on securities	17,319,006

Total net assets	$272,108,332

Net assets consists of
Class A	$53,534,053
Class B	29,503,940
Class C	9,729,401
Class I	179,340,938

Total net assets	$272,108,332

Shares outstanding
Class A	4,804,660
Class B	2,647,986
Class C	873,222
Class I	16,095,871

Net asset value per share
Class A	$11.14
Class A - Offering price (based on sales charge of 4.75%)	$11.70
Class B	$11.14
Class C	$11.14
Class I	$11.14

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$6,532,846

Expenses
Advisory fee	578,104
Distribution Plan expenses
Class A	83,712
Class B	152,619
Class C	48,744
Administrative services fee	137,584
Transfer agent fees	32,475
Trustees' fees and expenses	1,981
Printing and postage expenses	11,751
Custodian and accounting fees	38,920
Registration and filing fees	14,925
Professional fees	10,473
Other	13,921

Total expenses	1,125,209
Less: Expense reductions	(506)
Expense reimbursements	(118)

Net expenses	1,124,585

Net investment income	5,408,261

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(241,748)
Net change in unrealized gains or losses on securities	(2,739,941)

Net realized and unrealized gains or losses on securities	(2,981,689)

Net increase in net assets resulting from operations	$2,426,572

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$ 5,408,261		$ 10,868,353
Net realized gains or losses on securities		(241,748)		589,031
Net change in unrealized gains or losses
on securities		(2,739,941)		1,329,194

Net increase in net assets resulting from
operations		2,426,572		12,786,578

Distributions to shareholders from
Net investment income
Class A		(1,072,868)		(2,205,360)
Class B		(479,208)		(1,091,240)
Class C		(152,992)		(294,039)
Class I		(3,710,189)		(7,290,970)

Total distributions to shareholders		(5,415,257)		(10,881,609)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	352,988	3,877,802	1,673,275	18,688,424
Class B	93,195	1,028,982	440,578	4,940,860
Class C	112,291	1,244,323	387,326	4,359,567
Class I	978,425	10,787,090	1,993,116	22,301,265

		16,938,197		50,290,116

Net asset value of shares issued in
reinvestment of distributions
Class A	55,274	609,673	109,497	1,226,042
Class B	29,253	322,640	64,045	716,838
Class C	7,242	79,865	13,295	148,813
Class I	8,444	93,140	15,281	171,116

		1,105,318		2,262,809

Automatic conversion of Class B shares
to Class A shares
Class A	88,057	974,698	247,134	2,794,005
Class B	(88,057)	(974,698)	(247,134)	(2,794,005)

		0		0

Payment for shares redeemed
Class A	(950,910)	(10,500,524)	(1,726,729)	(19,341,176)
Class B	(330,925)	(3,645,078)	(500,536)	(5,620,577)
Class C	(145,818)	(1,609,458)	(217,142)	(2,435,233)
Class I	(1,026,822)	(11,320,212)	(1,808,058)	(20,231,404)

		(27,075,272)		(47,628,390)

Net increase (decrease) in net assets
resulting from capital share transactions		(9,031,757)		4,924,535

Total increase (decrease) in net assets		(12,020,442)		6,829,504
Net assets
Beginning of period		284,128,774		277,299,270

End of period		$ 272,108,332		$ 284,128,774

Undistributed net investment income		$ 6,943		$ 13,939

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen New Jersey Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T   A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY   F E E   A N D   O T H E R   T R A N S A C T I O N S   W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $118.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . D I S T R I B U T I O N   P L A N S

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $1,484 from the sale of Class A shares and $689, $51,766 and $1,761 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5 . S E C U R I T I E S   T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $47,220,043 and $47,639,822, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $251,480,149. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,355,990 and $36,984, respectively, with a net unrealized appreciation of $17,319,006.

As of March 31, 2004, the Fund had $8,476,756 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$1,004,794	$5,635,479	$972,505	$183,574	$680,404

6 . I N T E R F U N D   L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7 . E X P E N S E   R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8 . D E F E R R E D   T R U S T E E S '   F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . F I N A N C I N G   A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

1 0 . C O N C E N T R AT I O N   O F   R I S K

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

1 1 . L I T I G AT I O N

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

1 2 . R E G U L AT O RY   M AT T E R S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allega-

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

568012 rv1 11/2004

Evergreen

NEW YORK MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Bond Fund, which covers the six-month period ended September 30, 2004.

Our municipal bond portfolio management teams considered a variety of scenarios when entering the investment period last spring. Economic growth was solid, yet payroll growth remained below expectations. While consumer prices were low, commodity prices were rising. In addition, the dollar was weak, the federal budget deficit was growing, and interest rates were at four-decade lows, all providing the impetus for potential future inflationary pressures. As a result, the Federal Reserve was making clear its intentions to gradually raise interest rates at some point in the near future. Therefore, our municipal portfolio teams endeavored to navigate the uncertain geopolitical and market environments, using diversified strategies to balance appropriate levels of risk and reward within our fixed income portfolios.

The period began with positive momentum on the economy, with first quarter Gross Domestic Product (GDP) growing in excess of 4%. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing our projections for sustainable

1

LETTER TO SHAREHOLDERS continued

economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on the renewed strength in payrolls. These interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve

2

LETTER TO SHAREHOLDERS continued

flattening throughout the summer months.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Michael Pietronico Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

6-month return with sales charge	-3.56%	-4.10%	-0.11%	N/A

6-month return w/o sales charge	1.24%	0.89%	0.89%	1.40%

Average annual return*

1-year with sales charge	-1.33%	-2.13%	1.85%	N/A

1-year w/o sales charge	3.56%	2.84%	2.84%	3.87%

5-year	5.53%	6.04%	6.35%	6.76%

Since portfolio inception	5.54%	5.98%	5.98%	6.19%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund's predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,012.44	$4.64
Class B	$1,000.00	$1,008.90	$8.16
Class C	$1,000.00	$1,008.90	$8.16
Class I	$1,000.00	$1,013.96	$3.08
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.46	$4.66
Class B	$1,000.00	$1,016.95	$8.19
Class C	$1,000.00	$1,016.95	$8.19
Class I	$1,000.00	$1,022.01	$3.09

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.62% for Class B, 1.62% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year EndedMarch 31,		Year EndedDecember 31,
	September 30, 2004
CLASS A	(unaudited) [1]	2004	2003 [2]	2002 [3]	2001 [3,4]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$10.77	$11.31

Income from investment operations
Net investment income	0.17	0.31	0.08	0.36	0.06
Net realized and unrealized gains or losses on securities	(0.03)	0.27	(0.01)	0.67	(0.16)

Total from investment operations	0.14	0.58	0.07	1.03	(0.10)

Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.08)	(0.36)	(0.06)
Net realized gains	0	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.17)	(0.55)	(0.08)	(0.58)	(0.44)

Net asset value, end of period	$11.21	$11.24	$11.21	$11.22	$10.77

Total return [5]	1.24%	5.26%	0.60%	9.76%	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,164	$5,234	$2,736	$2,015	$ 50
Ratios to average net assets
Expenses [6]	0.92% [7]	0.91%	0.82% [7]	0.78%	0.75% [7]
Net investment income	3.06% [7]	2.80%	2.85% [7]	3.24%	2.82% [7]
Portfolio turnover rate	30%	150%	42%	286%	245%

1 Net investment income per share is based on average shares outsta nding during the period.
2 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
3 Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the
accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 ar e those of Advisor shares of OFFIT Fund.
4 For the period from October 17, 2001 (commencem ent of class operations), to December 31, 2001.
5 Excluding applicable sales charges
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended			Year Ended
	September 30, 2004	Year Ended March 31,		December 31,
CLASS B	(unaudited)	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income	0.13	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	(0.03)	0.26	(0.01)	0.08

Total from investment operations	0.10	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.23)	0	0

Total distributions to shareholders	(0.13)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.21	$11.24	$11.21	$11.22

Total return [3]	0.89%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,413	$4,154	$2,342	$ 972
Ratios to average net assets
Expenses [4]	1.62% [5]	1.61%	1.58% [5]	1.53% [5]
Net investment income	2.35% [5]	2.10%	2.11% [5]	2.42% [5]
Portfolio turnover rate	30%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended			Year Ended
	September 30, 2004	Year Ended March 31,		December 31,
CLASS C	(unaudited)	2004	2003 [1]	2002 [2]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income	0.13	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	(0.03)	0.26	(0.01)	0.08

Total from investment operations	0.10	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.23)	0	0

Total distributions to shareholders	(0.13)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$11.21	$11.24	$11.21	$11.22

Total return [3]	0.89%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,056	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses [4]	1.62% [5]	1.61%	1.57% [5]	1.52% [5]
Net investment income	2.36% [5]	2.10%	2.10% [5]	2.31% [5]
Portfolio turnover rate	30%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,		Year Ended December 31,
	September 30, 2004
CLASS I	(unaudited)	2004	2003 [1]	2002 [2]	2001 [2]	2000 [2]	1999 [2]

Net asset value, beginning of period	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90	$ 10.32	$ 10.82

Income from investment operations
Net investment income	0.18	0.35	0.08	0.38	0.38	0.48	0.43
Net realized and unrealized gains or losses on
securities	(0.03)	0.26	(0.01)	0.67	0.25	0.58	(0.50)

Total from investment operations	0.15	0.61	0.07	1.05	0.63	1.06	(0.07)

Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.08)	(0.38)	(0.38)	(0.48)	(0.43)
Net realized gains	0	(0.23)	0	(0.22)	(0.38)	0	0

Total distributions to shareholders	(0.18)	(0.58)	(0.08)	(0.60)	(0.76)	(0.48)	(0.43)

Net asset value, end of period	$ 11.21	$ 11.24	$ 11.21	$ 11.22	$ 10.77	$ 10.90	$ 10.32

Total return	1.40%	5.57%	0.66%	10.04%	5.94%	10.54%	(0.65%)

Ratios and supplemental data
Net assets, end of period (thousands)	$91,228	$94,588	$102,678	$101,193	$101,878	$85,190	$68,228
Ratios to average net assets
Expenses [3]	0.61% [4]	0.61%	0.58% [4]	0.51%	0.50%	0.50%	0.50%
Net investment income	3.28% [4]	3.09%	3.11% [4]	3.48%	3.43%	4.56%	4.09%
Portfolio turnover rate	30%	150%	42%	286%	245%	256%	93%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
2 Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the
accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 ar e those of Select shares of OFFIT Fund.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 92.9%
COMMUNITY DEVELOPMENT DISTRICT 2.2%
New York Urban Dev. Corp. RB:
Ser. 6, 5.375%, 01/01/2025	$ 750,000	$799,170
Ser. A, 5.375%, 03/15/2016	1,360,000	1,495,184

		2,294,354

EDUCATION 7.3%
City Univ. of New York COP, 5.75%, 08/15/2005	2,000,000	2,070,200
New York Dorm. Auth. RB:
5.375%, 07/01/2025, (Insd. by AMBAC)	320,000	335,392
Ser. A, 5.00%, 07/01/2017	2,605,000	2,825,670
Ser. A, 5.375%, 07/01/2017	1,310,000	1,436,284
Ser. B, 5.00%, 07/01/2018	1,020,000	1,116,308

		7,783,854

GENERAL OBLIGATION - LOCAL 23.1%
Albany Cnty., NY GO, Ser. B, 5.60%, 03/15/2007	700,000	757,813
Hempstead, NY GO, Ser. A, 5.00%, 02/01/2015	400,000	443,716
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	985,000	1,088,267
5.125%, 07/15/2016	1,165,000	1,273,951
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	500,000	557,345
Ser. F, 6.50%, 05/15/2012, (Insd. by FSA)	1,000,000	1,154,060
Ser. H, 5.75%, 03/15/2013	5,000,000	5,731,350
Onondaga Cnty., NY GO:
Ser. A, 5.00%, 05/01/2014	1,945,000	2,140,842
Ser. A, 5.00%, 05/01/2015	2,650,000	2,897,987
Ser. A, 5.00%, 05/01/2016	1,250,000	1,359,175
Ser. A, 5.00%, 07/15/2017	1,460,000	1,593,240
Orange Cnty., NY GO, 6.00%, 11/15/2008	470,000	535,264
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016	4,505,000	4,954,779

		24,487,789

HOUSING 5.1%
New York HFA RB:
Ser. A, 5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,974,581
Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,089,680
New York Mtge. Agcy. SFHRB:
Ser. 37, 5.85%, 10/01/2006	125,000	127,830
Ser. 37, 5.95%, 04/01/2007	100,000	102,252
Ser. 50, 5.35%, 04/01/2007	240,000	252,734
Ser. 50, 5.80%, 10/01/2006	200,000	208,788
Ser. 67, 5.30%, 10/01/2010	585,000	617,409
Ser. 77, 5.90%, 10/01/2013	610,000	627,684
Ser. 102, 4.70%, 10/01/2016	350,000	367,976

		5,368,934

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.1%
Troy, NY IDA RRB:
Ser. A, 5.50%, 09/01/2012	$ 1,145,000	$1,308,380
Ser. A, 5.50%, 09/01/2013	1,100,000	1,244,969
Ser. A, 5.50%, 09/01/2015	620,000	706,019

		3,259,368

PORT AUTHORITY 2.2%
Port Auth. NY & NJ RB:
Ser. 2, 5.25%, 07/15/2007	1,185,000	1,271,564
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,069,250

		2,340,814

POWER 2.1%
New York Pwr. Auth. RB:
Ser. A, 5.00%, 11/15/2017	1,000,000	1,078,090
Ser. A, 5.25%, 11/15/2016	1,000,000	1,104,920

		2,183,010

SALES TAX 14.3%
Battery Park City Auth., NY RB:
Ser. A, 5.25%, 11/01/2014	2,000,000	2,260,700
Ser. A, 5.25%, 11/01/2017	300,000	333,882
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,643,700
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,550,030
New York, NY Transitional Fin. Auth. RB:
Ser. A, 5.00%, 08/01/2015	1,000,000	1,094,020
Ser. B, 5.875%, 11/01/2015	465,000	533,332
Ser. C, 5.25%, 02/15/2018	3,250,000	3,520,042
Ser. G, 5.00%, 08/01/2018	3,925,000	4,214,547

		15,150,253

TRANSPORTATION 18.5%
Metropolitan Trans. Auth., NY RB:
Ser. B, 5.25%, 11/15/2017, (Insd. by FGIC)	2,000,000	2,216,880
Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,679,731
New York Bridge Auth. RB, 5.00%, 01/01/2014	2,655,000	2,903,614
New York Thruway Auth. RB:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,082,330
Ser. A, 5.00%, 03/15/2018, (Insd. by MBIA)	500,000	538,175
Ser. B, 5.00%, 04/01/2016, (Insd. by FSA)	1,325,000	1,444,635
Ser. B, 5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,165,440
Gen. Hwy & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,618,845
Triborough, NY Bridge & Tunnel Auth. RB:
Ser. A, 5.25%, 01/01/2015	2,410,000	2,643,963
Ser. B, 5.25%, 11/15/2018	2,065,000	2,254,422

		19,548,035

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 15.0%
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	$ 3,500,000	$3,808,735
5.00%, 11/15/2017	1,250,000	1,369,925
New York Env. Facs. RB, Ser. B, 5.25%, 06/15/2016	2,065,000	2,282,218
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. A, 5.375%, 06/15/2014	2,700,000	3,028,428
Ser. B, 5.00%, 06/15/2017	5,000,000	5,432,250

		15,921,556

Total Municipal Obligations (cost $94,073,565)		98,337,967

	Shares	Value

SHORT-TERM INVESTMENTS 4.8%
MUTUAL FUND SHARES 4.8%
Evergreen New York Municipal Money Market Fund ø (cost $5,122,054)	5,122,054	5,122,054

Total Investments (cost $99,195,619) 97.7%		103,460,021
Other Assets and Liabilities 2.3%		2,401,093

Net Assets 100.0%		$105,861,114

ø     Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
COP	Certificate of Participation	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority

The following table shows the percent of total bonds by geographic location as of September 30, 2004:

New York	95.0%
Non-state specific	5.0%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2004:

AAA	50.5%
AA	41.5%
A	5.1%
NR	2.9%

100.0%

The following table shows the percent of total bonds by maturity as of September 30, 2004:

Less than 1 year	8.2%
1 to 3 year(s)	3.4%
3 to 5 years	0.5%
5 to 10 years	19.5%
10 to 20 years	68.4%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $99,195,619)	$103,460,021
Receivable for securities sold	1,121,789
Receivable for Fund shares sold	78,750
Interest receivable	1,297,260
Prepaid expenses and other assets	46,904

Total assets	106,004,724

Liabilities
Dividends payable	120,131
Payable for Fund shares redeemed	2,188
Due to custodian bank	163
Advisory fee payable	1,016
Distribution Plan expenses payable	310
Due to other related parties	1,207
Accrued expenses and other liabilities	18,595

Total liabilities	143,610

Net assets	$105,861,114

Net assets represented by
Paid-in capital	$101,011,908
Overdistributed net investment income	(12,237)
Accumulated net realized gains on securities	597,041
Net unrealized gains on securities	4,264,402

Total net assets	$105,861,114

Net assets consists of
Class A	$4,163,705
Class B	4,412,842
Class C	6,056,203
Class I	91,228,364

Total net assets	$105,861,114

Shares outstanding
Class A	371,393
Class B	393,611
Class C	540,199
Class I	8,137,387

Net asset value per share
Class A	$11.21
Class A - Offering price (based on sales charge of 4.75%)	$11.77
Class B	$11.21
Class C	$11.21
Class I	$11.21

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$2,053,947

Expenses
Advisory fee	184,791
Distribution Plan expenses
Class A	6,769
Class B	20,854
Class C	28,802
Administrative services fee	52,775
Transfer agent fees	9,412
Trustees' fees and expenses	5,628
Printing and postage expenses	12,664
Custodian and accounting fees	15,198
Registration and filing fees	25,795
Professional fees	11,218
Other	3,500

Total expenses	377,406
Less: Expense reductions	(194)
Expense reimbursements	(9)

Net expenses	377,203

Net investment income	1,676,744

Net realized and unrealized gains or losses on securities
Net realized gains on securities	17,075
Net change in unrealized gains or losses on securities	(316,796)

Net realized and unrealized gains or losses on securities	(299,721)

Net increase in net assets resulting from operations	$1,377,023

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$ 1,676,744		$ 3,376,677
Net realized gains on securities		17,075		1,900,055
Net change in unrealized gains or losses
on securities		(316,796)		819,037

Net increase in net assets resulting
from operations		1,377,023		6,095,769

Distributions to shareholders from
Net investment income
Class A		(67,581)		(103,001)
Class B		(48,040)		(74,490)
Class C		(66,377)		(121,524)
Class I		(1,505,584)		(3,096,805)
Net realized gains
Class A		0		(66,965)
Class B		0		(67,156)
Class C		0		(112,990)
Class I		0		(2,085,967)

Total distributions to shareholders		(1,687,582)		(5,728,898)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	112,921	1,254,987	338,793	3,821,799
Class B	43,519	478,195	192,899	2,169,596
Class C	64,310	709,829	216,297	2,433,868
Class I	1,048,540	11,414,465	2,174,060	24,327,252

		13,857,476		32,752,515

Net asset value of shares issued in
reinvestment of distributions
Class A	3,366	37,079	10,144	113,252
Class B	2,723	29,992	8,989	100,387
Class C	3,461	38,170	11,639	129,965
Class I	80,952	890,529	356,464	3,983,060

		995,770		4,326,664

Automatic conversion of Class B shares
to Class A shares
Class A	4,714	52,494	0	0
Class B	(4,714)	(52,494)	0	0

		0		0

Payment for shares redeemed
Class A	(215,378)	(2,376,274)	(127,184)	(1,408,319)
Class B	(17,574)	(193,719)	(41,166)	(459,303)
Class C	(79,713)	(868,347)	(99,255)	(1,111,655)
Class I	(1,409,256)	(15,424,524)	(3,272,385)	(36,788,305)

		(18,862,864)		(39,767,582)

Net decrease in net assets resulting from
capital share transactions		(4,009,618)		(2,688,403)

Total decrease in net assets		(4,320,177)		(2,321,532)
Net assets
Beginning of period		110,181,291		112,502,823

End of period		$ 105,861,114		$ 110,181,291

Overdistributed net investment income		$ (12,237)		$ (1,399)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as the Fund's average daily net assets increases.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $9. As of September 30, 2004 the Fund has $32,600 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $2,759 from the sale of Class A shares and $3,545 and $4,545 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $29,674,330 and $37,493,690, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $99,195,619. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,271,219 and $6,817, respectively, with a net unrealized appreciation of $4,264,402.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

568013 rv1 11/2004

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the six-month period ended September 30, 2004.

Our municipal bond portfolio management teams considered a variety of scenarios when entering the investment period last spring. Economic growth was solid, yet payroll growth remained below expectations. While consumer prices were low, commodity prices were rising. In addition, the dollar was weak, the federal budget deficit was growing, and interest rates were at four-decade lows, all providing the impetus for potential future inflationary pressures. As a result, the Federal Reserve was making clear its intentions to gradually raise interest rates at some point in the near future. Therefore, our municipal portfolio teams endeavored to navigate the uncertain geopolitical and market environments, using diversified strategies to balance appropriate levels of risk and reward within our fixed income portfolios.

The period began with positive momentum on the economy, with first quarter Gross Domestic Product (GDP) growing in excess of 4%. Retail sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, had enabled the expansion to broaden, reinforcing our projections for sustainable economic growth. The next key for the recovery would come in the form of employment growth, which has historically lagged that of GDP

LETTER TO SHAREHOLDERS continued

growth. This recovery was no exception, and fears of a jobless recovery had persisted for months. Yet that too also improved, as the investment period began with consecutive monthly payroll gains in excess of 300,000 jobs.

Another condition of economic recoveries is they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30th deadline approached for the handover of power in Iraq.

As if this wasn't enough, the Federal Reserve had been preparing Wall Street for higher interest rates.  Monetary policymakers began the second quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, market interest rates alternately plunged, then soared, only to recover again by the middle of the summer. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on the renewed strength in payrolls. These interest rate concerns were exacerbated by rising gasoline prices and the larger than forecast readings on consumer inflation during May and June. As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening throughout the summer months.

LETTER TO SHAREHOLDERS continued

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2004

MANAGEMENT TEAM

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	-3.68%	-4.12%	-0.15%	N/A

6-month return w/o sales charge	1.11%	0.83%	0.84%	1.26%

Average annual return*

1-year with sales charge	-1.40%	-2.09%	1.88%	N/A

1-year w/o sales charge	3.51%	2.87%	2.87%	3.82%

5-year	4.61%	4.67%	4.99%	5.90%

10-year	5.23%	5.06%	5.05%	5.93%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of September 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2004	9/30/2004	Period*

Actual
Class A	$1,000.00	$1,011.06	$3.53
Class B	$1,000.00	$1,008.34	$7.05
Class C	$1,000.00	$1,008.36	$7.05
Class I	$1,000.00	$1,012.56	$2.02
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,021.56	$3.55
Class B	$1,000.00	$1,018.05	$7.08
Class C	$1,000.00	$1,018.05	$7.08
Class I	$1,000.00	$1,023.06	$2.03

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.70% for Class A, 1.40% for Class B, 1.40% for Class C and 0.40% for Class I),
multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.67	$ 11.63	$ 11.18	$ 11.34	$ 10.89	$ 11.66

Income from investment operations
Net investment income	0.24	0.49	0.52	0.54	0.56	0.54
Net realized and unrealized gains or losses on securities	(0.12)	0.04	0.45	(0.16)	0.45	(0.76)

Total from investment operations	0.12	0.53	0.97	0.38	1.01	(0.22)

Distributions to shareholders from
Net investment income	(0.24)	(0.49)	(0.52)	(0.54)	(0.56)	(0.54)
Net realized gains	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.24)	(0.49)	(0.52)	(0.54)	(0.56)	(0.55)

Net asset value, end of period	$ 11.55	$ 11.67	$ 11.63	$ 11.18	$ 11.34	$ 10.89

Total return [1]	1.11%	4.70%	8.79%	3.37%	9.57%	(1.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$64,196	$68,275	$66,026	$58,010	$44,951	$32,796
Ratios to average net assets
Expenses [2]	0.70% [3]	0.70%	0.65%	0.64%	0.64%	0.73%
Net investment income	4.23% [3]	4.25%	4.48%	4.75%	5.07%	4.89%
Portfolio turnover rate	11%	20%	18%	23%	20%	28%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.62	$ 11.57	$ 11.11	$ 11.26	$ 10.80	$ 11.52

Income from investment operations
Net investment income	0.21	0.41	0.44	0.46	0.47	0.45
Net realized and unrealized gains or losses on securities	(0.12)	0.05	0.45	(0.16)	0.47	(0.70)

Total from investment operations	0.09	0.46	0.89	0.30	0.94	(0.25)

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.43)	(0.45)	(0.48)	(0.46)
Net realized gains	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.20)	(0.41)	(0.43)	(0.45)	(0.48)	(0.47)

Net asset value, end of period	$ 11.51	$ 11.62	$ 11.57	$ 11.11	$ 11.26	$ 10.80

Total return [1]	0.83%	4.05%	8.10%	2.68%	8.89%	(2.23%)

Ratios and supplemental data
Net assets, end of period (thousands)	$39,257	$42,361	$43,463	$34,681	$31,262	$35,334
Ratios to average net assets
Expenses [2]	1.40% [3]	1.40%	1.40%	1.39%	1.39%	1.48%
Net investment income	3.53% [3]	3.54%	3.72%	3.98%	4.32%	4.11%
Portfolio turnover rate	11%	20%	18%	23%	20%	28%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.64	$ 11.59	$ 11.13	$ 11.28	$10.82	$11.55

Income from investment operations
Net investment income	0.21	0.41	0.44	0.49	0.47	0.45
Net realized and unrealized gains or losses on securities	(0.12)	0.05	0.45	(0.19)	0.47	(0.71)

Total from investment operations	0.09	0.46	0.89	0.30	0.94	(0.26)

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.43)	(0.45)	(0.48)	(0.46)
Net realized gains	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.20)	(0.41)	(0.43)	(0.45)	(0.48)	(0.47)

Net asset value, end of period	$ 11.53	$ 11.64	$ 11.59	$ 11.13	$11.28	$10.82

Total return [1]	0.84%	4.05%	8.10%	2.68%	8.88%	(2.31%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,870	$16,555	$15,470	$10,543	$5,775	$5,726
Ratios to average net assets
Expenses [2]	1.40% [3]	1.40%	1.40%	1.39%	1.39%	1.48%
Net investment income	3.53% [3]	3.54%	3.72%	3.96%	4.29%	4.11%
Portfolio turnover rate	11%	20%	18%	23%	20%	28%

1 Excluding applicable sales charges
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2004
CLASS I [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 11.67	$ 11.63	$ 11.18	$ 11.34	$ 10.89	$ 11.66

Income from investment operations
Net investment income	0.26	0.53	0.55	0.57	0.59	0.57
Net realized and unrealized gains or losses on securities	(0.12)	0.04	0.45	(0.16)	0.45	(0.76)

Total from investment operations	0.14	0.57	1.00	0.41	1.04	(0.19)

Distributions to shareholders from
Net investment income	(0.26)	(0.53)	(0.55)	(0.57)	(0.59)	(0.57)
Net realized gains	0	0	0	0	0	(0.01)

Total distributions to shareholders	(0.26)	(0.53)	(0.55)	(0.57)	(0.59)	(0.58)

Net asset value, end of period	$ 11.55	$ 11.67	$ 11.63	$ 11.18	$ 11.34	$ 10.89

Total return	1.26%	5.01%	9.06%	3.63%	9.84%	(1.62%)

Ratios and supplemental data
Net assets, end of period (thousands)	$788,309	$808,098	$804,277	$794,108	$809,659	$796,576
Ratios to average net assets
Expenses [2]	0.40% [3]	0.40%	0.40%	0.39%	0.39%	0.47%
Net investment income	4.52% [3]	4.54%	4.73%	5.00%	5.32%	5.20%
Portfolio turnover rate	11%	20%	18%	23%	20%	28%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 1.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$ 5,500,000	$6,129,695
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,325,200
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,147,527
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj.:
Ser. A, 5.50%, 07/01/2016	1,630,000	1,805,192
Ser. A, 5.50%, 07/01/2017	1,250,000	1,380,438

		16,788,052

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj.:
Ser. A, 6.00%, 10/01/2027	1,000,000	1,034,630
Ser. A, 6.00%, 10/01/2034	1,400,000	1,444,170
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,111,300
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%,
11/15/2017	1,000,000	1,022,390
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,078,670

		10,691,160

EDUCATION 11.7%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A,
5.375%, 09/01/2028	6,075,000	6,103,735
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,113,830
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	2,000,000	2,093,180
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,072,210
Lancaster, PA Higher Ed. Auth. College RB, Franklin & Marshall College, Ser. A,
5.25%, 04/15/2014	1,000,000	1,104,670
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,731,863
5.375%, 05/01/2024	5,600,000	5,700,968
5.60%, 05/01/2021	1,500,000	1,578,510
5.70%, 05/01/2031	1,500,000	1,549,440
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%,
04/01/2027	1,560,000	1,646,533
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,131,270
5.50%, 01/15/2018	1,000,000	1,128,050
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, Ser. Z-1, 1.60%,
06/01/2039 VRDN	5,000,000	5,000,000
Pennsylvania Higher Edl. Facs. Auth RRB, Widener Univ.:
5.25%, 07/15/2024	1,000,000	1,022,530
5.40%, 07/15/2036	250,000	253,190
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	2,450,000	2,695,711
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,164,580

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB (continued):
Univ. of Pennsylvania:
Ser. B, 5.55%, 09/01/2009	$ 2,725,000	$2,816,369
Ser. B, 5.60%, 09/01/2010	2,145,000	2,217,909
Ser. B, 5.85%, 09/01/2013	3,740,000	3,875,575
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,733,205
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,271,560
Drexel Univ., 5.20%, 05/01/2009	2,065,000	2,253,947
Lasalle Univ., 5.625%, 05/01/2017	1,000,000	1,061,830
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,728,656
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,480,734
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,412,800
5.50%, 01/01/2018	1,000,000	1,094,920
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Asset Assurance, Inc.)	3,000,000	3,205,890
5.50%, 01/01/2024, (Liq.: Radian Asset Assurance, Inc.)	1,000,000	1,066,400
5.85%, 01/01/2017	2,755,000	3,040,749
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,450,900
6.00%, 02/01/2017	2,690,000	3,090,461
Harrisburg Area Cmty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,363,451
Richland Sch. Dist. Program, 5.00%, 11/15/2029, (Insd. by FGIC)	8,140,000	8,334,546
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	670,000	706,408
6.00%, 10/01/2029	1,000,000	997,430
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB:
Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	1,135,000	1,164,919
Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	1,205,000	1,285,988
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,948,195
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,403,987
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	156,178
York Cnty., PA Sch. Tech. Auth. Lease RB, 5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,326,199

		105,579,476

ELECTRIC REVENUE 1.9%
Georgia Muni. Elec. Auth. Pwr. RRB, Sub-Proj. 1, Ser. B, 5.00%, 01/01/2026,
(Insd. by AMBAC)	6,000,000	6,515,460
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj., 5.35%, 11/01/2010,
(Insd. by MBIA)	9,600,000	10,843,968

		17,359,428

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 8.9%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	$ 2,090,000	$2,169,002
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,950,000	2,188,543
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,624,768
5.50%, 04/15/2018	1,000,000	1,126,510
5.50%, 04/15/2019	2,590,000	2,917,661
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,234,575
5.50%, 05/15/2018	2,000,000	2,258,440
5.50%, 05/15/2019	1,500,000	1,692,090
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,606,958
5.50%, 06/01/2016	2,000,000	2,259,740
Charleston Cnty., SC GO, Refunding, Capital Impt., 5.25%, 05/01/2019	1,765,000	1,976,482
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,571,384
5.50%, 11/15/2018	2,405,000	2,712,359
5.50%, 11/15/2019	2,535,000	2,858,973
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,300,161
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,189,576
5.50%, 11/15/2016	1,110,000	1,246,996
5.50%, 11/15/2017	1,170,000	1,311,640
5.50%, 11/15/2018	1,240,000	1,390,115
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,276,620
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,247,169
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	956,523
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,998,051
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,702,663
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	896,814
Philadelphia, PA Sch. Dist. GO:
Ser. B, 5.50%, 09/01/2025	4,000,000	4,181,560
Ser. B, 5.625%, 08/01/2018	2,500,000	2,769,050
Ser. B, 5.625%, 08/01/2019	1,000,000	1,104,790
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,176,383
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,155,260
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,134,424
Springfield, PA Sch. Dist. GO, Delaware Cnty. Impt., Refunding:
5.50%, 03/15/2016	1,000,000	1,126,780
5.50%, 03/15/2018	2,585,000	2,958,610
Tredyffrin Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,394,339
5.50%, 02/15/2017	1,520,000	1,697,202
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,203,231

		80,615,442

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 7.8%
Pennsylvania GO:
Ser. 1, 6.00%, 01/15/2012	$ 2,705,000	$3,140,180
Ser. 1, 6.00%, 01/15/2014	3,105,000	3,604,532
Ser. 1, 6.00%, 01/15/2015	9,605,000	11,150,252
Ser. 1, 6.00%, 01/15/2016	9,805,000	11,382,429
Ser. 2, 5.50%, 05/01/2017	3,500,000	4,012,155
Ser. 2, 5.75%, 10/01/2014	11,725,000	13,490,550
Ser. 2, 5.75%, 10/01/2017	5,000,000	5,752,900
Ser. 2, 5.75%, 10/01/2018	1,000,000	1,150,580
Ser. 2, 6.00%, 07/01/2005	25,000	25,808
Ser. 2, 6.25%, 07/01/2010	5,000,000	5,852,450
Ser. 2, 6.25%, 07/01/2011	5,060,000	5,986,891
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,790,521

		70,339,248

HOSPITAL 16.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Presbyterian Univ. Hosp., Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	1,000,000	1,021,280
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	9,211,017
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%,
07/01/2008	2,550,000	2,471,052
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	1,000,000	1,068,620
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,435,889
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,104,130
Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A,
5.00%, 12/01/2018	5,000,000	5,494,650
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	1,000,000	1,080,050
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%,
08/15/2010	1,685,000	1,828,966
Horizon Hosp. Sys. Auth., PA Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%,
05/15/2026	3,650,000	3,798,591
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	6,965,146
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 5.00%,
11/15/2018	2,000,000	2,005,700
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc.:
Ser. A, 5.875%, 07/01/2015, (Insd. by MBIA)	2,245,000	2,351,997
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,130,775
Maryland Hlth. & Higher Edl. Facs. RB, Carroll Cnty. Gen. Hosp., 6.00%,
07/01/2018	250,000	271,568
Medical Univ. of SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,777,521
Montgomery Cnty., PA Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A,
5.00%, 06/01/2022	13,835,000	13,960,068

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Mount Lebanon, PA Hosp. Auth. RB, Saint Clair Mem. Hosp.:
Ser. A, 5.50%, 07/01/2022	$ 4,400,000	$4,511,188
Ser. A, 5.625%, 07/01/2032	1,000,000	1,020,030
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,273,030
Ser. B, 5.875%, 11/15/2021	3,550,000	3,816,676
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	2,525,000	2,628,045
Ser. A, 5.70%, 01/01/2011	1,100,000	1,146,926
Ser. A, 6.00%, 01/01/2007	1,000,000	1,053,060
Ser. A, 6.00%, 01/01/2010	100,000	102,185
Ser. B, 5.50%, 01/01/2009	1,520,000	1,580,177
Ser. B, 5.70%, 01/01/2011	4,460,000	4,616,635
Ser. B, 5.75%, 01/01/2017	4,000,000	4,126,960
UPMC Hlth. Sys.:
Ser. A, 6.00%, 01/15/2022	6,850,000	7,299,840
Ser. A, 6.25%, 01/15/2017	4,000,000	4,409,760
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	3,395,000	3,633,431
Ser. A, 5.125%, 05/15/2012	3,555,000	3,780,138
Ser. A, 5.125%, 05/15/2018	8,850,000	9,436,312
Ser. A, 5.25%, 05/15/2013	3,045,000	3,329,647
Ser. A, 5.25%, 05/15/2014	7,390,000	7,807,535
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj.,
Ser. A, 5.20%, 02/15/2005	1,470,000	1,488,640
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo
Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,403,205
Puerto Rico Pub. Bldgs. Auth. RB, Ser. M, 5.70%, 07/01/2009	1,800,000	2,013,696
South Central, PA Gen. Auth. RB, Wellspan Hlth. Obl., 5.375%, 05/15/2028	9,000,000	9,257,220
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,538,427
6.25%, 06/01/2022	1,750,000	1,905,610

		148,155,393

HOUSING 2.6%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	805,000	851,191
Ser. II-2, 5.90%, 11/01/2032	1,135,000	1,184,838
Ser. Y, 6.60%, 11/01/2014, (Insd. by GNMA)	600,000	603,540
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	972,810
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 36, 5.45%, 10/01/2014	240,000	242,846
Ser. 50-A, 6.00%, 10/01/2013	135,000	135,016
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	1,500,000	1,587,990
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,177,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 68-A, 6.05%, 10/01/2028	$ 3,450,000	$3,565,782
Ser. 70-A, 5.80%, 10/01/2021	1,000,000	1,046,090
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,443,935
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,910,626

		23,721,714

INDUSTRIAL DEVELOPMENT REVENUE 2.6%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,400,000	3,543,718
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.50%, 10/01/2032 VRDN	5,737,000	5,737,000
Erie Cnty., PA IDA Env. Impt. RB, International Paper Co. Proj., Ser. A, 7.625%,
11/01/2018	500,000	512,250
Mississippi Business Fin. Corp. PCRB, MS Pwr. Co. Proj., 1.65%, 09/01/2028
VRDN	3,149,000	3,149,000
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,984,984
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,295,140

		23,222,092

LEASE 1.8%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,881,262
5.25%, 12/01/2024	6,485,000	6,699,005
Philadelphia, PA Auth. for Indl. Dev. Lease RB:
Ser. B, 5.50%, 10/01/2014	4,000,000	4,536,880
Ser. B, 5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,499,543

		16,616,690

MISCELLANEOUS REVENUE 6.9%
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	1,085,000	1,150,013
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,215,933
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,285,649
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Parking, Ser. A, 6.00%, 01/15/2025 *	9,000,000	4,275,000
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	4,000,000	3,579,800
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,325,800
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,432,973
Pennsylvania IDA RB, Econ. Dev.:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,488,975
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,730,446
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,451,119
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	283,385
6.00%, 01/01/2005, (Insd. by AMBAC)	7,595,000	7,678,317
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,126,380

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia
Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	$ 2,000,000	$2,203,980
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	527,300
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,882,004
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,178,890
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College,
Ser. B, 5.60%, 11/01/2005	1,260,000	1,312,227
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation:
Ser. A, 5.50%, 04/15/2016	1,000,000	1,126,610
Ser. A, 5.50%, 04/15/2017	1,000,000	1,126,610
Ser. A, 5.50%, 04/15/2020	925,000	1,035,325
Ser. A, 5.50%, 04/15/2022	500,000	553,760
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,176,080
Puerto Rico Pub. Fin. Corp. RB, Commonwealth Appropriations,
Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,405,330
South Central, PA Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by AMBAC)	3,000,000	3,228,930

		62,780,836

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2016	2,000,000	2,246,600
5.50%, 03/01/2017	3,750,000	4,212,375
Delaware River Port Auth., PA & NJ RB, 5.40%, 01/01/2016, (Insd. by FGIC)	865,000	915,015
Delaware River Port Auth., PA & NJ RRB, Port Dist. Proj., Ser. A, 5.50%,
01/01/2018, (Insd. by FSA)	3,425,000	3,793,153

		11,167,143

POWER 0.3%
Putnam Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant, Ser. 1, 1.45%,
06/01/2023 VRDN	3,000,000	3,000,000

PRE-REFUNDED 15.6%
Abington, PA Sch. Dist. GO:
Ser. A, 5.625%, 05/15/2020	2,000,000	2,088,660
Ser. A, 5.75%, 05/15/2025	2,000,000	2,091,440
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	1,865,000	2,011,384
5.50%, 08/15/2010	1,510,000	1,626,934
5.50%, 08/15/2011	2,445,000	2,631,969
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,145,760
5.625%, 08/15/2026	4,210,000	4,500,743
Allegheny Cnty., PA Port Auth. RB, Trans.:
6.25%, 03/01/2017	5,000,000	5,800,400
6.375%, 03/01/2014	5,500,000	6,408,985
6.375%, 03/01/2015	4,750,000	5,535,032
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	170,000	191,350
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., Ser. B,
5.60%, 10/01/2006	65,000	66,307

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	$ 2,880,000	$3,296,506
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,147,697
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,082,240
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,629,244
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	793,592
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	1,000,000	1,006,700
Ser. A, 6.90%, 11/15/2014	1,405,000	1,414,414
Chester Cnty., PA GO, Refunding, Ser. B, 5.625%, 11/15/2016	4,290,000	4,480,176
Conrad Weiser, PA Area Sch. Dist. GO, 6.85%, 12/15/2014, (Insd. by MBIA)	1,500,000	1,516,605
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	1,500,000	1,522,305
5.65%, 02/15/2009, (Insd. by FGIC)	2,085,000	2,116,796
Delaware Cnty., PA GO:
5.50%, 10/01/2015	2,695,000	2,797,848
5.55%, 10/01/2010	1,750,000	1,876,018
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	15,000	16,757
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	300,000	301,275
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	995,794
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,718,455
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,111,083
Mon Valley, PA Swr. Auth. RB, 6.55%, 11/01/2019, (Insd. by MBIA)	1,305,000	1,310,638
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	1,385,000	1,514,040
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	100,000	100,449
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,825,699
5.75%, 10/01/2017	3,270,000	3,826,947
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,190,752
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,260,116
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,349,849
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,617,245
5.65%, 09/01/2011	2,125,000	2,240,345
5.70%, 09/01/2012	2,250,000	2,373,705
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	10,478,120
Pennsylvania Fin. Auth. Cmnty. College RB, Beaver Cnty. Proj., Ser. A, 6.00%,
12/01/2014	1,500,000	1,511,355
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	5,260,000	5,409,595
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,879,578

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RB, Philadelphia Funding
Program, 6.75%, 06/15/2021, (Insd. by FGIC)	$ 1,650,000	$1,709,945
Pennsylvania Turnpike Commission Oil Franchise Tax RB:
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	2,000,000	2,013,460
Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	355,000	393,187
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	1,440,000	1,476,432
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	531,910
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien:
Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	2,845,000	2,943,522
Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	2,715,000	2,811,464
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	1,000,000	1,209,040
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	887,451
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,746,827
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	105,000	108,873
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	3,275,000	3,363,032
Ser. A, 5.75%, 03/01/2008, (Insd. by FGIC)	1,290,000	1,325,346
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	1,500,000	1,734,285
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,501,513
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,069,290
Ser. A, 5.80%, 08/01/2024	2,500,000	2,677,725

		141,314,204

PUBLIC FACILITIES 0.4%
Pennsylvania Econ. Dev. Fin. Auth. RB, 30th Street Station Garage Proj., Class A,
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,721,049

RESOURCE RECOVERY 2.9%
Harrisburg, PA Auth. Resources Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033,
(Insd. by FSA)	11,200,000	11,780,160
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	1,750,000	1,793,330
Ser. D, 7.125%, 12/01/2015	6,700,000	6,862,676
Ser. D, 7.15%, 12/01/2018	5,800,000	5,959,500

		26,395,666

SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	12,295,000	12,985,979

SPECIAL TAX 1.5%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,215,492
Ser. B, 6.40%, 12/15/2018	4,030,000	4,434,209
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	789,332

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien:
Ser. A, 5.20%, 10/01/2009	$ 1,000,000	$1,081,430
Ser. A, 5.50%, 10/01/2013	1,000,000	1,058,560
Ser. A, 5.50%, 10/01/2018	500,000	519,705
Ser. A, 5.50%, 10/01/2022	1,000,000	1,028,710
Ser. A, 5.625%, 10/01/2025	2,250,000	2,301,098

		13,428,536

TOBACCO REVENUE 2.3%
Badger Tobacco Asset Securitization Corp., WI RB, 6.125%, 06/01/2027	5,000,000	4,795,800
Puerto Rico Tobacco Settlement RB, Children's Trust Fund, 5.75%, 07/01/2020	2,295,000	2,504,166
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	13,470,000	13,156,553

		20,456,519

TRANSPORTATION 3.4%
Allegheny Cnty., PA Port Auth. RB, Trans., 5.50%, 03/01/2015	1,000,000	1,126,370
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,392,631
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	165,000	180,899
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019	2,965,000	3,293,759
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,170,140
Pennsylvania Turnpike Commission RRB:
Ser. S, 5.50%, 06/01/2015	6,425,000	7,262,756
Ser. S, 5.625%, 06/01/2014	6,080,000	6,958,255
Puerto Rico Hwy. & Trans. Auth. Hwy. RRB, Ser. AA, 5.00%, 07/01/2026,
(Insd. by FGIC)	4,875,000	5,348,606
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,766,975

		30,500,391

WATER & SEWER 5.6%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	3,865,000	4,310,093
5.50%, 12/01/2030	5,375,000	5,805,699
5.75%, 12/01/2014	2,390,000	2,749,026
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	2,080,000	2,324,691
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,871,597
North Penn, PA Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,852,163
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,692,808
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,951,349
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,317,513
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,778,840
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015,
(Insd. by AMBAC)	3,100,000	3,513,726
Unity Township, PA Muni. Auth. Swr. RB, 5.00%, 12/01/2034, (Insd. by FSA)	3,500,000	3,575,635

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
University of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014,
(Insd. by MBIA)	$ 4,355,000	$4,943,143
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,962,918
5.25%, 07/01/2009	1,370,000	1,463,092

		51,112,293

Total Municipal Obligations (cost $838,863,918)		889,951,311

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $6,478,928)	6,478,928	6,478,928

Total Investments (cost $845,342,846) 98.9%		896,430,239
Other Assets and Liabilities 1.1%		10,202,448

Net Assets 100.0%		$906,632,687

*	Security which has defaulted on payment of interest and/or principal.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money marketfund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 2004.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2004:

Pennsylvania	89.4%
Puerto Rico	2.5%
South Carolina	1.8%
Georgia	1.7%
District of Columbia	1.5%
U.S. Virgin Islands	1.1%
Wisconsin	0.5%
Mississippi	0.4%
Virginia	0.2%
Michigan	0.1%
Non-state specific	0.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of September 30, 2004:

AAA	54.1%
AA	13.9%
A	9.8%
BBB	7.6%
BB	0.3%
NR	14.3%

100.0%

The following table shows the percent of total bonds by maturity as of September 30, 2004:

Less than 1 year	1.5%
1 to 3 year(s)	1.2%
3 to 5 years	3.9%
5 to 10 years	18.1%
10 to 20 years	57.7%
20 to 30 years	16.4%
Greater then 30 years	1.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004 (unaudited)

Assets
Identified cost of securities, at value (cost $845,342,846)	$896,430,239
Receivable for Fund shares sold	119,501
Interest receivable	13,589,299
Prepaid expenses and other assets	455,906

Total assets	910,594,945

Liabilities
Dividends payable	3,018,371
Payable for Fund shares redeemed	868,776
Advisory fee payable	6,107
Distribution Plan expenses payable	1,870
Due to other related parties	2,867
Accrued expenses and other liabilities	64,267

Total liabilities	3,962,258

Net assets	$906,632,687

Net assets represented by
Paid-in capital	$875,015,120
Overdistributed net investment income	(519,518)
Accumulated net realized losses on securities	(18,950,308)
Net unrealized gains on securities	51,087,393

Total net assets	$906,632,687

Net assets consists of
Class A	$64,196,416
Class B	39,256,979
Class C	14,870,355
Class I	788,308,937

Total net assets	$906,632,687

Shares outstanding
Class A	5,557,950
Class B	3,410,606
Class C	1,289,676
Class I	68,249,277

Net asset value per share
Class A	$11.55
Class A - Offering price (based on sales charge of 4.75%)	$12.13
Class B	$11.51
Class C	$11.53
Class I	$11.55

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2004 (unaudited)

Investment income
Interest	$22,333,738

Expenses
Advisory fee	1,114,637
Distribution Plan expenses
Class A	95,865
Class B	200,665
Class C	77,211
Administrative services fee	453,600
Transfer agent fees	55,613
Trustees' fees and expenses	6,319
Printing and postage expenses	17,782
Custodian and accounting fees	127,975
Registration and filing fees	4,824
Professional fees	13,178
Other	8,519

Total expenses	2,176,188
Less: Expense reductions	(2,450)
Expense reimbursements	(141)

Net expenses	2,173,597

Net investment income	20,160,141

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,450,948)
Net change in unrealized gains or losses on securities	(7,916,914)

Net realized and unrealized gains or losses on securities	(9,367,862)

Net increase in net assets resulting from operations	$10,792,279

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2004		Year Ended
	(unaudited)		March 31, 2004

Operations
Net investment income		$ 20,160,141		$ 41,257,308
Net realized losses on securities		(1,450,948)		(79,997)
Net change in unrealized gains or losses
on securities		(7,916,914)		2,783,077

Net increase in net assets resulting from
operations		10,792,279		43,960,388

Distributions to shareholders from
Net investment income
Class A		(1,363,166)		(2,877,473)
Class B		(713,908)		(1,526,892)
Class C		(274,841)		(561,964)
Class I		(17,961,318)		(36,277,335)

Total distributions to shareholders		(20,313,233)		(41,243,664)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	672,259	7,687,925	2,046,961	23,868,245
Class B	151,581	1,759,229	706,534	8,240,442
Class C	76,900	890,563	366,268	4,275,882
Class I	3,978,428	45,309,919	8,180,750	94,947,084

		55,647,636		131,331,653

Net asset value of shares issued in
reinvestment of distributions
Class A	64,144	732,343	120,676	1,402,134
Class B	37,956	431,715	81,061	937,530
Class C	16,605	189,195	33,059	382,993
Class I	29,623	338,153	68,283	793,375

		1,691,406		3,516,032

Automatic conversion of Class B shares
to Class A shares
Class A	77,035	876,779	162,524	1,891,307
Class B	(77,307)	(876,779)	(163,249)	(1,891,307)

		0		0

Payment for shares redeemed
Class A	(1,107,365)	(12,596,792)	(2,153,047)	(24,974,254)
Class B	(347,949)	(3,952,469)	(733,039)	(8,460,857)
Class C	(226,418)	(2,568,347)	(310,913)	(3,611,463)
Class I	(5,021,759)	(57,357,660)	(8,113,734)	(94,464,373)

		(76,475,268)		(131,510,947)

Net increase (decrease) in net assets
resulting from capital share transactions		(19,136,226)		3,336,738

Total increase (decrease) in net assets		(28,657,180)		6,053,462
Net assets
Beginning of period		935,289,867		929,236,405

End of period		$ 906,632,687		$ 935,289,867

Overdistributed net investment income		$ (519,518)		$ (366,426)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $141.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2004, EIS received $4,043 from the sale of Class A shares and $37,317 and $5,339 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $95,072,996 and $117,723,446, respectively, for the six months ended September 30, 2004.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $845,342,846. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,467,518 and $5,380,125, respectively, with a net unrealized appreciation of $51,087,393.

As of March 31, 2004, the Fund had $17,499,360 in capital loss carryovers for federal income tax purposes with $281,543 expiring in 2008, $15,348,753 expiring in 2009 and $1,869,064 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President and Director of
Chief Compliance Officer	Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568014 rv1 11/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 11/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 11/24/2004